Earnings/(Losses) per Common Share - Basic And Diluted (Tables) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
EARNINGS/(LOSSES) PER COMMON SHARE [Abstract]
Net income/(loss) attributable to Navios Logistics' stockholders	$ 9,716	$ 156	$ (196)
Weighted average number of shares, basic and diluted	20,000	20,000	20,000
Net earnings/(losses) per share from continuing operations:
Basic	$ 0.4858	$ 0.0078	$ (0.0098)
Diluted	$ 0.4858	$ 0.0078	$ (0.0098)